Other Income, Net - Schedule of Other Income, Net (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Schedule of Other Income, Net [Abstract]
Gain on foreign currency exchange, net	$ 186,416	$ 144,509	$ 183
Operating lease modifications	14,571	11,295	40,525
Gain on disposal of property, plant and equipment	34,530	26,767	957
Rental income	111,308	86,285	20,670
Fair value change in financial instrument	3,141	2,435	3,031
Government grants	11,326	8,780	3,260
Interest income (Note 11)	114,917	89,083	122,223
Other income			9,917
Toal other income, net	$ 476,209	$ 369,154	$ 200,766